                                                    Registration Nos. 333-117376
                                                                       811-05301

     As filed with the Securities and Exchange Commission on August 27, 2010

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.  [ ]                        [ ]

         Post-Effective Amendment No. [14]                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                [141]                      [X]

                              VARIABLE ACCOUNT I OF
               AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                           (Exact Name of Registrant)

               AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                               (Name of Depositor)

                                 600 King Street
                              Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
               (Depositor's Telephone Number, including Area Code)

                              Lauren W. Jones, Esq.
                                  Chief Counsel
                      American General Life Companies, LLC
                            2929 Allen Parkway, AT-30
                            Houston, Texas 77019-2191
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

         It is proposed that the filing will become effective (check appropriate box)

         [X]  immediately upon filing pursuant to paragraph (b)
         [_]  on (date) pursuant to paragraph (b)
         [_]  60 days after filing pursuant to paragraph (a)(1)
         [_]  on (date) pursuant to paragraph (a)(1)

         If appropriate, check the following box:

         [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Account I of American General Life Insurance Company of Delaware under variable annuity contracts.

                                      NOTE

Registrant is filing this Post-Effective Amendment to the Registration Statement for the sole purpose of incorporating by reference the American International Group, Inc. Current Report on Form 8-K filed on August 6, 2010 into the Statement of Additional Information.

                                     PART A

The Prospectus, dated May 3, 2010, is incorporated into Part A of this Post-Effective Amendment No.14 by reference to the Registrant's Post-Effective Amendment No. 13, as filed on May 3, 2010 (File No. 333-117376).

                                     PART B

The Statement of Additional Information, dated May 3, 2010, except as amended by the supplement included in Part B, is incorporated into Part B of this Post-Effective Amendment No. 14 by reference to the Registrant's Post-Effective Amendment No. 13, as filed on May 3, 2010. (File No. 333-117376).

A supplement dated August 27, 2010 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 14.

               AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                               VARIABLE ACCOUNT I
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                        SUPPLEMENT DATED AUGUST 27, 2010
                     TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 3, 2010

     Effective August 27, 2010, American General Life Insurance Company of Delaware ("AGL of Delaware") is amending the Statement of Additional Information ("SAI") for the sole purpose of incorporating by reference the American International Group, Inc. Current Report on Form 8-K filed on August 6, 2010, into the SAI. American International Group, Inc. is the ultimate parent of AGL of Delaware. The financial statements of AGL of Delaware and Variable Account I, included with the SAI filed on May 3, 2010, are hereby incorporated by reference into this Registration Statement.

     On page 9 of the SAI, delete both paragraphs of the subsection titled "AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION" and replace them with the following new paragraphs:

     The consolidated financial statements and financial statement schedules incorporated into this SAI by reference to American International Group Inc.'s Current Report on Form 8-K dated August 6, 2010 and management's assessment of the effectiveness of internal control over financial reporting incorporated into this SAI by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2009, have been so incorporated in reliance upon the report (which contains an explanatory paragraph relating to American International Group, Inc.'s dependence upon the continued financial support of the U.S. government) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

     American International Group, Inc. does not underwrite any insurance contract referenced herein.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial statements.

         (1) Audited Financial Statements of Variable Account I of American General Life Insurance Company of Delaware for the year ended December 31, 2009, are incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of American General Life Insurance Company of Delaware filed on May 3, 2010.

         (2) Audited Financial Statements of American General Life Insurance Company of Delaware for the years ended December 31, 2009, 2008 and 2007, are incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of American General Life Insurance of Delaware filed on May 3, 2010.

(b)      Exhibits.

         (1)(a) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

         (1)(b) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (3)

         (1)(c) AIG Life Insurance Company Unanimous Consent of the Board of Directors in Lieu of a Meeting dated December 7, 2009, changing the name of the Company from AIG Life Insurance Company to American General Life Insurance Company of Delaware, and resolving to amend all corporate documents as necessary and to execute and deliver all certificates, documents and instruments to carry out the resolutions. (14)

         (2)               N/A

         (3)(a) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (13)

         (3)(b)            Form of Selling Group Agreement. (5)

         (4)(a) Form of Single Premium Immediate Variable Annuity Non-Participating Contract, Form No. 16EIAN0403WA.
                           (6)

         (4)(b) Form of Immediate Annuity Non-Participating Contract, Form No. 16EIAN0403. (10)

         (4)(c)            Form of Endorsement Cancellation Option, Form No.
                           16IVCO0403-Rev (11/05). (10)

         (5)(a) Form of Variable Immediate Annuity Application, Form No. 14GVIA0403 rev041906. (9)

         (5)(b)            Annuity Service Change Request (RGVCR Rev06/08). (15)

         (6)(a) By-Laws of American General Life Insurance Company of Delaware, restated as of December 7, 2009. (14)

         (6)(b) Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991. (1)

         (6)(c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991. (1)

         (6)(d) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (13)

         (6)(e) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 7, 2009. (14)

         (6)(f) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (5)

         (7) Reinsurance Agreement between AIG Life Insurance Company & AXA Corporate Solutions Life Reinsurance Company. (11)

         (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (13)

         (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (13)

         (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (13)

         (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (13)

         (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (13)

         (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (5)

         (8)(a)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (7)

         (8)(b)(i) Form of Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. dated December 27, 2001. (2)

         (8)(b)(ii) Form of Addendum to Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. (4)

         (8)(c) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (4)

         (8)(d) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and AIG Life Insurance Company. (11)

         (8)(e) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (8)

         (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (12)

         (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

         (11)              N/A

         (12)              N/A

----------
(1) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 25, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 28, 2004.

(6) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on July 15, 2004.

(7) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

(8) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(9) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on May 1, 2006.

(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on July 13, 2006.

(11) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2007.

(12) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on October 8, 2004.

(13) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 23 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of American General Life Insurance Company of Delaware filed on May 3, 2010.

(15) Incorporated by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of American General Life Insurance Company of Delaware filed on May 3, 2010.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
Jay S. Wintrob               Director and Chairman of the Board of Directors
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA  90067

Mary Jane B. Fortin          Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
David R. Armstrong           Director, President and Chief Executive Officer
3600 Route 66                - Benefit Solutions
Neptune, NJ 07754-1580

Robert M. Beuerlein          Director, Senior Vice President and Chief and
2727-A Allen Parkway         Appointed Actuary
Houston, TX 77019

Jeffrey H. Carlson           Director, Executive Vice President, Chief Service
2929 Allen Parkway           and Information Officer
Houston, TX 77019

Don W. Cummings              Director, Senior Vice President and Chief Financial
2727-A Allen Parkway         Officer
Houston, TX 77019

Kyle L. Jennings             Director, Executive Vice President, General Counsel
2929 Allen Parkway           and Secretary
Houston, TX 77019

Steven D. Anderson           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Erik A. Baden                Senior Vice President-Strategic Marketing and
2929 Allen Parkway           Business Development
Houston, TX 77019

Wayne A. Barnard             Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

David W. Butterfield         Senior Vice President
3600 Route 66
Neptune, NJ 07754

Peter Delehanty              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Brad Gabel                   Senior Vice President, Chief Underwriter
1200 N. Mayfair Road
Milwaukee, WI 53226

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
Donna F. Fahey               Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

John Gatesman                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Glen D. Keller               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Frank A. Kophamel            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Larry Nisenson               Senior Vice President
2929 Allen Parkway
Houston, TX  77019

Barry Pelletteri             Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
Rodney E. Rishel             Senior Vice President
2929 Allen Parkway
Houston, TX  77019

Dale W. Sachtleben           Senior Vice President
3051 Hollis Drive
Springfield, IL 62704

Durr Sexton                  Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Chris Ayers                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2929 Allen Parkway
Houston, TX 77019

Robert L. Beauchamp          Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski          Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

Timothy H. Bolden            Vice President and Chief Counsel - Litigation
2727-A Allen Parkway
Houston, TX 77019

David R. Brady               Vice President
599 Lexington Avenue
New York, NY 10022

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
Stephen J. Brenneman         Vice President
600 King Street
Wilmington, DE 19801

James B. Brown               Vice President
2727 Allen Parkway
Houston, TX 77019

Dan Chamberlain              Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Childs               Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi             Vice President
2727-A Allen Parkway
Houston, TX 77019

Lawrence Cox                 Vice President
2929 Allen Parkway
Houston, TX  77019

Timothy M. Donovan           Vice President
2929 Allen Parkway
Houston, TX  77019

Jay Drucker                  Vice President
2929 Allen Parkway
Houston, TX  77019

Farideh N. Farrokhi          Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Marc Gamsin                  Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA  90067

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
Frederick J. Garland, Jr.    Vice President
2727-A Allen Parkway
Houston, TX 77019

Maike George                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Liza Glass                   Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo W. Grace                 Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Richard L. Gravette          Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Lori S. Guadagno             Vice President
599 Lexington Avenue
New York, NY 10022

Daniel J. Gutenberger        Vice President and Medical Director
1200 N. Mayfair Road
Milwaukee, WI 53226

Roger E. Hahn                Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX  77019

Joel H. Hammer               Vice President
599 Lexington Avenue
New York, NY 10022

D. Leigh Harrington          Vice President
2929 Allen Parkway
Houston, TX 77019

Michael Harrison             Vice President
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
William Patrick Hayes        Chief Compliance Officer
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311

Tim Heslin                   Vice President
2929 Allen Parkway
Houston, TX  77019

Keith C. Honig               Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Stephen Howard               Vice President
2727-A Allen Parkway
Houston, TX 77019

Donald E. Huffner            Vice President and Real Estate Investment Officer
599 Lexington Avenue
New York, NY 10022

S. Caitlin Irby              Vice President
2929 Allen Parkway
Houston, TX  77019

Walter P. Irby               Vice President
2929 Allen Parkway
Houston, TX 77019

Karen M. Isaacs              Vice President
3600 Route 66
Neptune, NJ 07754

Wesley E. Jarvis             Vice President
3600 Route 66
Neptune, NJ 07754

Debra H. Kile                Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
Gwendolyn J. Mallett         Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash              Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                Vice President, Real Estate Investment Officer and
2929 Allen Parkway           Assistant Secretary
Houston, TX 77019

Melvin C. McFall             Vice President
2727-A Allen Parkway
Houston, TX 77019

Lochlan O. McNew             Vice President and Investment Officer
2929 Allen Parkway
Houston, TX  77019

Beverly A. Meyer             Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Candace A. Michael           Vice President
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy            Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Greg Outcalt                 Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA  90067

Rembert R. Owen, Jr.         Vice President, Real Estate Investment Officer and
2929 Allen Parkway           Assistant Secretary
Houston, TX 77019

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
Cathy A. Percival            Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Carin M. Phelan              Vice President
2929 Allen Parkway
Houston, TX  77019

Glenn H. Plotkin             Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

John R. Rafferty             Vice President
2727 Allen Parkway
Houston, TX  77019

Terri Robbins                Vice President
175 Water Street
New York, NY 10038

Debbie Runge                 Vice President, Human Resources
2727-A Allen Parkway
Houston, TX 77019

Carly Sanchez                Vice President and Chief Diversity Officer
2727-A Allen Parkway
Houston, TX 77019

Michael Sibley               Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Brian Smith                  Vice President, Finance
3600 Route 66
Neptune, NJ 07754

T. Clay Spires               Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------
Dale Stewart                 Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton          Vice President
3051 Hollis Drive
Springfield, IL 62704

Veronica Torralba            Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

Christian D. Weiss           Vice President
2727-A Allen Parkway
Houston, TX 77019

Jeffrey L. Winkelmann        Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Lauren W. Jones              Chief Counsel - Business Lines and Assistant
2929 Allen Parkway           Secretary
Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0001047469-10-001465, filed February 26, 2010. Exhibit 21 is incorporated herein by reference.

The Registrant is a separate account of American General Life Insurance Company of Delaware (Depositor).

CHANGE OF CONTROL OF AMERICAN INTERNATIONAL GROUP, INC.
-------------------------------------------------------

On March 4, 2009, American International Group, Inc. issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of American International Group, Inc.'s Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to American International Group, Inc. by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between American International Group, Inc. and the FRBNY. The Stock has preferential liquidation rights over American International Group, Inc. common stock, and, to the extent permitted by law, votes with American International Group Inc.'s common stock on all matters submitted to American International Group, Inc.'s shareholders. The Trust has approximately 79.8% of the aggregate voting power of American International Group Inc.'s common stock and is entitled to approximately 79.8% of all dividends paid on American International Group, Inc.'s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. American General Life Insurance Company of Delaware is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of July 30, 2010, there were zero (0) owners of contracts of the class covered by this registration statement, zero (0) qualified contracts and zero
(0) non-qualified contracts.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
---------------------------------------------------

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and
(b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for the following investment companies:

AMERICAN GENERAL LIFE INSURANCE COMPANY
Separate Account A
Separate Account D
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2

AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
Variable Account II

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
Variable Account A
Variable Account B

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
Separate Account USL VA-R
Separate Account USL VL-R

(b) The following information is provided for each director and officer of the principal underwriter:

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS            AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------           --------------------------------------------
Mary Jane B. Fortin          Director
2929 Allen Parkway
Houston, TX  77019

John Gatesman                Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX  77019

Peter Delehanty              Director and Senior Vice President
2929 Allen Parkway
Houston, TX  77019

Kyle L. Jennings             Executive Vice President, General Counsel and
2929 Allen Parkway           Secretary
Houston, TX 77019

Larry Blews                  Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX  77019

Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS            AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------           ---------------------------------------------
T. Clay Spires               Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Becky Strom                  Chief Privacy Officer and Anti-Money Laundering
2727-A Allen Parkway         Compliance Officer
Houston, TX 77019

Rhonda Washington            Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Ann Wohn                     Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore             Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.
     ---------------------------------

NAME OF PRINCIPAL  NET UNDERWRITING  COMPENSATION   BROKERAGE    COMPENSATION
UNDERWRITER        DISCOUNTS AND     ON REDEMPTION  COMMISSIONS
                   COMMISSIONS
American General          0                0             0             0
Equity Services
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company of Delaware at its principal executive office located at 600 King Street, Wilmington, Delaware 19801 or at American General Life Insurance Company of Delaware's Administrative Office located at 600 King Street
(DPEN), Wilmington, Delaware 19801.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company of Delaware represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company of Delaware.

                               POWERS OF ATTORNEY

         Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Don W. Cummings and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of American General Life Insurance Company of Delaware (f/k/a AIG Life Insurance Company), certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 26th day of August, 2010.

                                     VARIABLE ACCOUNT I OF AMERICAN GENERAL LIFE
                                     INSURANCE COMPANY OF DELAWARE
                                     (Registrant)

                                BY: AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                                     (On behalf of the Registrant and itself)


                                BY:  ROBERT F. HERBERT, JR.
                                     ----------------------
                                     ROBERT F. HERBERT, JR.
                                     SENIOR VICE PRESIDENT,
                                      TREASURER AND CONTROLLER

                                    AGLD - 1

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                      Title                         Date
---------                      -----                         ----


JAY S. WINTROB                 Director and Chairman         August 26, 2010
--------------                 of the Board of Directors
JAY S. WINTROB


MARY JANE B. FORTIN            Director, President and       August 26, 2010
-------------------            Chief Executive Officer
MARY JANE B. FORTIN


DON W. CUMMINGS                Director, Senior              August 26, 2010
---------------                Vice President and
DON W. CUMMINGS                Chief Financial Officer


KYLE L. JENNINGS               Director                      August 26, 2010
----------------
KYLE L. JENNINGS


DAVID R. ARMSTRONG             Director                      August 26, 2010
------------------
DAVID R. ARMSTRONG


ROBERT M. BEUERLEIN            Director                      August 26, 2010
-------------------
ROBERT M. BEUERLEIN


JEFFREY H. CARLSON             Director                      August 26, 2010
------------------
JEFFREY H. CARLSON

                                    AGLD - 2

                                  EXHIBIT INDEX

ITEM 24. EXHIBITS

      (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1